Derivative Financial Instruments and Related Hedging Programs	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Related Hedging Programs
Derivative Financial Instruments and Related Hedging Programs
     Overview. In conducting its business, the Company, from time to time, enters into derivative transactions, including forward contracts and options, to limit its economic (i.e., cash) exposure resulting from (i) metal price risk related to its sale of fabricated aluminum products and the purchase of metal used as raw material for its fabrication operations, (ii) energy price risk relating to fluctuating prices of natural gas and electricity used in its production processes, and (iii) foreign currency requirements with respect to its foreign subsidiaries, investment and cash commitments for equipment purchases. Additionally, in connection with the issuance of the Notes, the Company purchased cash-settled Call Options relating to the Company’s common stock to limit its exposure to the cash conversion feature of the Notes (see Note 3). The Company may modify the terms of its derivative contracts based on operational needs or financing objectives. As the Company’s operational hedging activities are generally designed to lock in a specified price or range of prices, realized gains or losses on the derivative contracts utilized in the hedging activities generally offset at least a portion of any losses or gains, respectively, on the transactions being hedged at the time the transactions occur. However, due to mark-to-market accounting, during the term of the derivative contracts, significant unrealized, non-cash gains and losses may be recorded in the income statement.
     Hedges of Operational Risks. The Company’s pricing of fabricated aluminum products is generally intended to lock in a conversion margin (representing the value added from the fabrication process(es)) and to pass metal price risk to its customers. However, in certain instances the Company enters into firm-price arrangements with its customers and incurs price risk on its anticipated aluminum purchases in respect of such customer orders. The Company uses third-party hedging instruments to limit exposure to metal price risks related to firm-price customer sales contracts. See Note 13 for additional information regarding the Company’s material derivative positions relating to hedges of operational risks, and their respective fair values.
During 2011, 2010 and 2009, total fabricated products shipments that contained fixed price terms were (in millions of pounds) 157.0, 97.0 and 162.7, respectively. At December 31, 2011, the Fabricated Products segment held contracts for the delivery of fabricated aluminum products that have the effect of creating price risk on anticipated purchases of aluminum for 2012 and 2013, totaling approximately (in millions of pounds) 103.1 and 0.4 , respectively.
A majority of the Company's derivative contracts relating to hedges of operational risks contain credit risk-related contingencies, which the Company tries to minimize or offset through the management of counterparty credit lines, the utilization of options as part of the hedging activities, or both. The Company regularly reviews the creditworthiness of its derivative counterparties and does not expect to incur a significant loss from the failure of any counterparties to perform under any agreements.
Hedges Relating to the Notes. As described in Note 3, the Company issued Notes in the aggregate principal amount of $175.0 on March 29, 2010. The conversion feature of the Notes can only be settled in cash and is required to be bifurcated from the Notes and treated as a separate derivative instrument. In order to offset the cash flow risk associated with the Bifurcated Conversion Feature, the Company purchased Call Options, which are accounted for as derivative instruments. The Company expects that the realized gain or loss from the Call Options will substantially offset the realized loss or gain of the Bifurcated Conversion Feature upon maturity of the Notes. However, because valuation assumptions for the Bifurcated Conversion Feature and the Call Option are not identical, over time the Company expects to record net unrealized gains and losses due to mark-to-market adjustments to the fair values of the two derivatives. See Note 13 for additional information regarding the fair values of the Bifurcated Conversion Feature and the Call Options.
The following table summarizes the Company's material derivative positions at December 31, 2011:

		Notional Amount of Contracts
Commodity	Maturity Period	(mmlbs)
Aluminum —
Fixed priced purchase contracts	1/12 through 11/13	103.5
Midwest premium swap contracts[1]	1/12 through 12/12	86.0

		Notional Amount of Contracts
Energy	Maturity Period	(mmbtu)
Natural gas —[2]
Call option purchase contracts	1/12 through 12/13	4,050,000
Put option sales contracts	1/12 through 12/13	4,050,000
Fixed priced purchase contracts	1/12 through 12/14	1,490,000

		Notional Amount of Contracts
Electricity	Maturity Period	(Mwh)
Fixed priced purchase contracts	1/12 through 12/12	219,600

		Notional Amount of Contracts
Hedges Relating to the Notes	Contract Period	(Common Shares)
Bifurcated Conversion Feature[3]	3/10 through 3/15	3,621,608
Call Options[3]	3/10 through 3/15	3,621,608
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[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company's purchases of primary aluminum.

[2]
As of December 31, 2011, the Company's exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 53% and 5% of the expected natural gas purchases for 2012, 2013 and 2014, respectively.

[3]
The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustment provisions substantially similar to the Notes, which may cause the exercise price to decrease and the notional amount of shares relating thereto to increase. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company's common stock, the Call Options may only be settled in cash.

  The Company reflects the fair value of its derivative contracts on a gross basis in the Consolidated Balance Sheets (see Note 2).

Realized and Unrealized Gains and Losses. Realized and unrealized gains (losses) associated with all derivative contracts consisted of the following, for each period presented:

	Year Ended December 31,
	2011	2010	2009
Realized gains (losses):
Aluminum	$9.6	$(0.6)	$(29.2)
Natural Gas	(5.2)	(1.3)	(10.0)
Foreign Currency	—	—	(13.4)
Total realized gains (losses):	$4.4	$(1.9)	$(52.6)
Unrealized (losses) gains:
Aluminum	$(26.5)	$3.6	$61.2
Natural Gas	(1.6)	(4.4)	3.7
Electricity	(1.8)	—	—
Foreign Currency	—	0.1	15.6
Call Options	(2.1)	17.0	—
Bifurcated Cash Conversion Feature	6.1	(21.9)	—
Total unrealized (losses) gains	$(25.9)	$(5.6)	$80.5